Dreyfus High Yield Municipal Bond Fund

Incorporated herein by reference is the above-referenced fund’s As Revised Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 18, 2018 (SEC Accession No. 0000878092-18-000012).